Commitments	12 Months Ended
Dec. 31, 2019
Disclosure of commitments [Abstract]
Commitments

  Commitments

a.	On May 1, 2018, the Company signed a contract with ArcelorMittal S.A. in Brazil, for the acquisition of Cariacica and Itauna steels for rent, producing plants and wire drawing equipment for the production of wires and derivatives.

The Cariacica unit has the capacity to produce 600 thousand metric tons of liquid steel per year and 450 thousand metric tons of rolled steel products. This plant has more than 500 employees and can produce rod and light structural profiles. The factory is located in the city of Cariacica, next to the city of Victoria, in the state of Espírito Santo on a land of more than 1,200,000 square meters.

The Itauna unit has an installed capacity to produce 120,000 metric tons per year of steel laminate products and can manufacture light structural profiles and rods. The plant is located in the city of Itauna in the state of Minas Gerais, less than 100 kilometers away from Belo Horizonte and has 94 employees. The factory is leased under a contract expiring in August 2020.

b.	Republic leases certain equipment, office space and computer equipment under non-cancelable operating leases. The leases expire at various dates through 2020. During the years ended December 31, 2019, 2018 and 2017, rental expenses relating to operating leases amounted to USD$ 0.1 million, USD$ 0.7 million, and USD$ 0.5 million, respectively. Currently there are no additional obligations post-2020.

c.	In January 2013, the Company entered into an agreement with EnerNOC which enables Republic to receive payments for reducing the electricity consumption during a dispatch declared by PJM Interconnection as an emergency. The agreement is for 5 years, effective January 31, 2013 and expires on May 31, 2018. During the years ended December 31, 2019, 2018 and 2017, the Company recognized income from this agreement of USD$ 1.8 million, USD$ 2.8 million and USD$ 1.0 million, respectively. Unlike the previous contract the payments are earned by event and how they accrue.

d.	In connection with a sales and use tax audit by the Ohio Department of Taxes covering the period from January 1, 2009 to December 31, 2012, an assessment of $ 2,452,028 (including interests of $ 394,138) against the Company was issued, on December 9, 2016. The Company does not agree with the evaluation in its entirety and has filed a Reevaluation Petition on January 30, 2017 appealing the assessment to the Ohio Board of Tax Appeals. As of May 27, 2020, no resolution has been obtained on this appeal.

Due to the nature of this matter and the uncertainty of the resolution on the appeal that is in the early stages, the Company has not recorded an expense in the fiscal year 2019 or 2018 that recognizes the evaluation or any estimated amount of liquidation.

e.	In January 2018, the Company entered into a contract with the supplier ECOM, LTDA. for an amount of USD $ 6.3 million for the purchase of energy of 10,000 MWH per month, for its subsidiary GV do Brasil Industria y Comercio de Aço LTDA, starting the supply in 2019. All payments with monthly maturity 6 days after of the month end closing. The contract ends in February 2020.

f.	February 22, 2018, the contract was signed with Primental Technologies of Italy, United States of America and Mexico, for the construction of the Lamination train and the supply of a new reheating furnace for the Mexicali plant, thereby increasing capacity manufacturing for the manufacture of finished product from 17,500 to 22,500 tons per month. A 20% advance payment of USD $ 1.67 million has already been paid, the amount exercised at the end of 2019 USD $ 11.9 and the process of placement of letters of credit continues. The project execution period is 16 months and a budget of $ 23.2 million is estimated.

g.	In order to maintain and increase the continuity and quality of the electricity supply in all the Group's plants, the scheme change from Basic Supply (SSB) to the Qualified Supply Service (SSC), with the provision of acquiring energy in the wholesale electricity market. With the implementation of this project, which only requires the modernization of the set of equipment that records the consumption measurements of the electrical substations of each plant, it seeks to achieve a more efficient, safe, clean and transparent electrical service and more competitive prices than those current. The estimated cost of this project is USD $ 1 million 850 thousand dollars and is expected to culminate in the month of November 2020.

h.	In execution of the program to remedy the breach of the requirement to keep placed between the investing public of at least 12% of the shares representing the Capital Stock of our issuer, presented to the Market Surveillance Directorate of the Bolsa Mexicana de Valores, S.A. de C.V., On August 27, 2019, are already in the process of being sufficient shares placed on the markets to exceed that minimum percentage of shareholding.